Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Tables)	12 Months Ended
Mar. 31, 2011
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Schedule of Net Income (Loss) Attributable to Parent

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation common shareholders	74,017	(103,465)	(378,961)

Schedule of Diluted Common Shares Outstanding

	Number of shares
	2011	2010	2009
Average common shares outstanding	2,070,341,989	2,070,623,618	2,079,296,525
Dilutive effect:
Stock options			—

Diluted common shares outstanding			2,079,296,525

Schedule of Earnings per Share Basic and Diluted

	Yen
	2011	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	35.75	(49.97)	(182.25)
Diluted	—	—	(182.25)